CONVERTIBLE NOTES AND DERIVATIVE LIABILITY (Details Narrative) - USD ($)	Jun. 08, 2023	Apr. 28, 2023	Feb. 27, 2023	Feb. 08, 2023	Feb. 07, 2023	Dec. 31, 2023	Jun. 30, 2023	Mar. 28, 2022
Debt Instrument [Line Items]
Convertible Notes Payable						$ 391,880	$ 396,652
Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt face amount								$ 400,000
Repaid amount			$ 15,000
Rock Bay Partners [Member]
Debt Instrument [Line Items]
Debt face amount		$ 75,000
Debt conversion amount		$ 53,217
Debt conversion, shares		33,333,000
Quick Capital LLC [Member]
Debt Instrument [Line Items]
Debt face amount					$ 60,556
Interest rate					12.00%
Debt conversion terms				The note is convertible at the lessor of 1) $0.02, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.	The note is convertible at the lessor of 1) $0.05, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.
Number of warrants issued					1,211,111
Warrant exercise price					$ 0.05
Warrant term					5 years
AES Capital Management LLC [Member]
Debt Instrument [Line Items]
Debt face amount				$ 38,000
Interest rate				10.00%
Convertible Notes Payable						$ 4,061
Diagonal Lending LLC 1800 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	9.00%